Trade payables and other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Summary of Trade and Other Payables

	2025	2024
(in $ millions)	$	$
Non-current liabilities
Warrant liabilities	8	11
Put options issued to non-controlling interests	148	43
Employee defined benefit liability	13	12
	169	66
Current liabilities
Trade payables	260	208
Accrued operating expenses	417	463
Electronic wallets	292	261
Tax payables	72	60
Deposits	32	36
Put options issued to non-controlling interest	—	98
Contract liabilities	*	2
Payables for purchase of securities	117	—
Others	66	41
	1,256	1,169
*Amount less than $1 million

Summary of Change in Carrying Value of the Warrants	The carrying value of the warrants as at December 31 is as follows:

	2025	2024
(in $ millions)	$	$
As at 1 January	11	6
Change in fair value	(3)	5
As at 31 December	8	11